American Funds Inflation Linked Bond Fund®
Investment portfolio
February 28, 2025
unaudited

Bonds, notes & other debt instruments 97.40% U.S. Treasury bonds & notes 89.05% U.S. Treasury inflation-protected securities 88.98%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[1]	USD164,638	$165,290
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[1,2]	281,254	282,643
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[1]	61,060	61,091
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[1]	143,901	143,643
U.S. Treasury Inflation-Protected Security 2.00% 1/15/2026[1,2]	165,371	167,059
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[1]	208,405	206,428
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[1]	251,478	249,476
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[1]	332,802	329,265
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[1]	391,433	386,561
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2027[1,2]	238,190	244,027
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[1]	657,427	642,891
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[1]	106,883	105,284
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[1]	618,258	626,909
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[1]	613,378	600,337
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2028[1]	91,895	93,198
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[1]	82,431	85,678
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029[1]	85,492	83,879
U.S. Treasury Inflation-Protected Security 2.50% 1/15/2029[1]	2,940	3,064
U.S. Treasury Inflation-Protected Security 2.125% 4/15/2029[1]	357,123	366,934
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029[1,2]	271,685	259,435
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029[1]	302,906	306,401
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[1]	604,198	566,232
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030[1,2]	829,654	773,790
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[1,2]	1,342,099	1,234,422
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[1]	235,504	215,360
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[1]	284,352	256,162
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032[1]	515,324	479,096
U.S. Treasury Inflation-Protected Security 1.125% 1/15/2033[1]	190,710	182,216
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034[1]	659,148	657,325
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[1]	191,100	192,872
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2040[1]	65,708	67,099
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[1]	62,690	63,850
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[1]	69,836	56,755
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[1]	186,826	145,937
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[1]	88,156	78,107
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2045[1]	150,107	116,533
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[1]	128,994	103,845
U.S. Treasury Inflation-Protected Security 0.875% 2/15/2047[1]	209,056	161,746
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2048[1,2]	333,396	262,680
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[1]	58,446	45,521
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[1]	276,408	173,197
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[1,2]	483,677	286,704
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[1]	381,158	325,077
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[1]	514,113	504,454
		12,358,473
American Funds Inflation Linked Bond Fund — Page 1 of 12

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury 0.07%	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 7/31/2028	USD1,732	$1,740
U.S. Treasury 2.00% 8/15/2051	1	— [3]
U.S. Treasury 3.625% 5/15/2053	3,278	2,807
U.S. Treasury 4.25% 8/15/2054	5,000	4,800
		9,347
Total U.S. Treasury bonds & notes		12,367,820
Corporate bonds, notes & loans 4.66% Health care 1.40%
AbbVie, Inc. 5.40% 3/15/2054	35,000	35,255
Amgen, Inc. 5.25% 3/2/2033	16,000	16,252
Amgen, Inc. 4.875% 3/1/2053	10,600	9,498
Amgen, Inc. 5.65% 3/2/2053	43,200	43,346
Bristol-Myers Squibb Co. 5.55% 2/22/2054	28,000	28,140
Gilead Sciences, Inc. 5.10% 6/15/2035	20,930	21,122
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	40,054	38,757
Viatris, Inc. 4.00% 6/22/2050	3,442	2,371
		194,741
Financials 0.93%
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[4]	7,549	6,451
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[4]	21,170	21,740
Kookmin Bank 5.375% 5/8/2027[5]	16,990	17,316
Korea Exchange Bank 5.375% 4/23/2027[5]	7,590	7,738
M&T Bank Corp. 5.385% 1/16/2036 (USD-SOFR + 1.61% on 1/16/2035)[4]	25,000	24,849
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030)[4]	42,300	42,961
Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[4]	7,700	7,629
		128,684
Industrials 0.89%
Boeing Co. (The) 3.625% 2/1/2031	3,403	3,146
Boeing Co. (The) 6.388% 5/1/2031	1,246	1,328
Boeing Co. (The) 6.528% 5/1/2034	41,009	43,948
Boeing Co. (The) 5.805% 5/1/2050	26,073	25,175
Boeing Co. (The) 6.858% 5/1/2054	19,784	21,816
Boeing Co. (The) 5.93% 5/1/2060	5,028	4,818
Boeing Co. (The) 7.008% 5/1/2064	11,615	12,881
LG Energy Solution, Ltd. 5.50% 7/2/2034[5]	11,000	10,969
		124,081
Consumer discretionary 0.56%
Ford Motor Credit Co., LLC 6.054% 11/5/2031	28,099	28,082
Ford Motor Credit Co., LLC 6.50% 2/7/2035	35,000	35,018
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[5]	14,490	14,679
		77,779
Energy 0.42%
ConocoPhillips Co. 5.00% 1/15/2035	25,000	24,870
Petroleos Mexicanos 7.47% 11/12/2026	MXN30	1
Qatar Energy 2.25% 7/12/2031[5]	USD17,300	14,900
Qatar Energy 3.125% 7/12/2041[5]	13,495	10,166
Qatar Energy 3.30% 7/12/2051[5]	12,200	8,494
		58,431
American Funds Inflation Linked Bond Fund — Page 2 of 12

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 0.31%	Principal amount (000)	Value (000)
China Huaneng Group Co., Ltd., 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[4]	USD10,424	$10,556
Southern California Edison Co. 3.60% 2/1/2045	3,550	2,603
Southern California Edison Co. 3.65% 2/1/2050	6,500	4,617
Southern California Edison Co. 3.45% 2/1/2052	200	135
Southern California Edison Co. 5.90% 3/1/2055	24,750	24,586
		42,497
Communication services 0.15%
SBA Tower Trust 1.631% 11/15/2026[5]	22,469	21,272
Total corporate bonds, notes & loans		647,485
Bonds & notes of governments & government agencies outside the U.S. 1.49%
Colombia (Republic of) 5.00% 6/15/2045	600	419
Hungary, 2.125% 9/22/2031[5]	13,860	11,330
Hungary, 3.125% 9/21/2051[5]	17,300	10,899
Japan, Series 20, 0.112% 3/10/2025[1]	JPY4,246,205	31,655
Japan, Series 24, 0.11% 3/10/2029[1]	105,372	802
Japan, Series 84, 2.10% 9/20/2054	10,117,850	63,847
PETRONAS Capital, Ltd. 3.50% 4/21/2030[5]	USD5,490	5,171
PETRONAS Capital, Ltd. 4.55% 4/21/2050[5]	5,775	5,060
Spain (Kingdom of) 1.25% 10/31/2030	EUR20,861	20,122
United Kingdom 0.175% 8/10/2041[1]	GBP8,040	11,210
United Mexican States, Series M, 5.75% 3/5/2026	MXN521,500	24,629
United Mexican States, Series M, 7.50% 6/3/2027	110,000	5,201
United Mexican States, Series M, 8.00% 11/7/2047	418,544	16,801
		207,146
Asset-backed obligations 1.14%
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[5,6]	USD19,766	19,998
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,6]	4,673	4,601
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[5,6]	744	684
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[5,6]	432	433
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030[6]	7,826	7,913
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[5,6]	6,012	5,891
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,6]	15,462	14,673
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[5,6]	2,121	2,031
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[5,6]	12,908	12,275
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[5,6]	9,442	9,478
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[5,6,7]	17,780	17,780
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[5,6]	8,811	8,392
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[5,6]	5,925	5,633
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[5,6]	826	786
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[5,6]	4,334	3,911
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[5,6]	5,506	5,140
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.532% 7/25/2030[5,6,8]	1,198	1,199
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.504% 10/15/2030[5,6,8]	1,630	1,630
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[5,6]	2,200	2,202
American Funds Inflation Linked Bond Fund — Page 3 of 12

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 5.644% 4/15/2030[5,6,8]	USD226	$227
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[5,6]	8,089	7,790
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031[6]	5,677	5,739
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[5,6]	5,585	5,246
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[5,6]	4,251	3,984
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[5,6]	2,161	1,994
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[5,6]	3,876	3,661
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[5,6]	1,204	1,208
World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.43% 12/17/2029[6]	4,297	4,315
		158,814
Mortgage-backed obligations 0.61% Collateralized mortgage-backed obligations (privately originated) 0.46%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,5,6]	2,421	2,310
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047[5,6,8]	28,511	28,846
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[5,6]	22,462	20,999
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[5,6]	13,513	12,275
		64,430
Commercial mortgage-backed securities 0.15%
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045[5,6,8]	16,143	16,616
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.704% 5/15/2039[5,6,8]	3,539	3,545
		20,161
Total mortgage-backed obligations		84,591
Municipals 0.45% California 0.10%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	6,385	6,342
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	7,840	7,372
		13,714
Florida 0.10%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	15,236	13,535
Ohio 0.15%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,725	20,843
American Funds Inflation Linked Bond Fund — Page 4 of 12

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Wisconsin 0.10%	Principal amount (000)	Value (000)
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	14,485	$14,136
Total municipals		62,228
Total bonds, notes & other debt instruments (cost: $14,603,668,000)		13,528,084
Short-term securities 2.20% Money market investments 2.20%	Shares
Capital Group Central Cash Fund 4.37%[9,10]	3,057,007	305,762
Total short-term securities (cost: $305,748,000)		305,762
Options purchased (equity style) 0.02%
Options purchased (equity style)*		2,231
Total options purchased (equity style) (cost: $2,345,000)		2,231
Total investment securities 99.62% (cost: $14,911,761,000)		13,836,077
Other assets less liabilities 0.38%		53,471
Net assets 100.00%		$13,889,548
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 2/28/2025 (000)
Call
3 Month SOFR Futures Option	588	6/13/2025	USD98.00	USD147,000	$22
3 Month SOFR Futures Option	9,280	9/12/2025	97.00	2,320,000	2,088
3 Month SOFR Futures Option	1,294	9/12/2025	98.00	323,500	121
					$2,231
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2025 (000)
30 Day Federal Funds Futures	Long	1,703	3/3/2025	USD678,913	$69
30 Day Federal Funds Futures	Long	85	5/1/2025	33,893	1
3 Month SOFR Futures	Long	3,101	6/18/2025	742,011	(5,176)
3 Month SOFR Futures	Long	6,447	3/18/2026	1,552,357	3,286
3 Month SOFR Futures	Long	825	6/17/2026	198,815	278
3 Month SOFR Futures	Short	3,920	9/16/2026	(945,063)	851
2 Year U.S. Treasury Note Futures	Long	10,006	7/3/2025	2,070,929	7,536
5 Year U.S Treasury Note Futures	Long	13,652	7/3/2025	1,473,563	10,806
10 Year Euro-Bund Futures	Long	2,520	3/10/2025	348,175	1,237
10 Year Italy Government Bond Futures	Short	2,311	3/10/2025	(289,092)	4,702
American Funds Inflation Linked Bond Fund — Page 5 of 12

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2025 (000)
10 Year Japanese Government Bond Futures	Short	207	3/21/2025	USD(192,197)	$3,920
10 Year U.S Treasury Note Futures	Long	7,232	6/30/2025	803,430	8,295
10 Year Ultra U.S. Treasury Note Futures	Short	7,325	6/30/2025	(836,881)	(9,252)
20 Year U.S Treasury Note Futures	Long	1,783	6/30/2025	210,561	2,295
30 Year Euro-Buxl Futures	Long	58	3/10/2025	7,809	(655)
30 Year Ultra U.S. Treasury Bond Futures	Short	4,619	6/30/2025	(573,334)	(14,794)
					$13,399
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 2/28/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	46,432	USD	48,467	Citibank	3/6/2025	$(288)
USD	10,123	GBP	8,151	Bank of America	3/13/2025	(130)
JPY	780,665	USD	5,198	Bank of America	3/14/2025	(4)
JPY	958,512	USD	6,382	Bank of America	3/14/2025	(5)
JPY	360,322	USD	2,418	BNP Paribas	3/14/2025	(20)
JPY	780,665	USD	5,214	Bank of New York Mellon	3/14/2025	(20)
JPY	845,735	USD	5,649	Bank of New York Mellon	3/14/2025	(21)
JPY	1,566,870	USD	10,509	JPMorgan Chase	3/14/2025	(83)
USD	75,286	JPY	11,389,407	UBS AG	3/14/2025	(496)
USD	30,973	JPY	4,771,950	Citibank	3/14/2025	(778)
JPY	112,777	USD	754	Bank of New York Mellon	3/19/2025	(3)
JPY	442,413	USD	2,970	BNP Paribas	3/19/2025	(25)
JPY	1,923,811	USD	12,910	JPMorgan Chase	3/19/2025	(102)
USD	58,488	JPY	8,829,678	Goldman Sachs	3/19/2025	(297)
USD	53,239	MXN	1,087,826	Morgan Stanley	3/21/2025	480
USD	69,200	EUR	66,007	UBS AG	3/25/2025	639
						$(1,153)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	USD148,300	$1,964	$—	$1,964
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,300	1,964	—	1,964
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,539	2,294	—	2,294
SOFR	Annual	3.916%	Annual	7/11/2025	259,600	443	—	443
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR311,900	(6,796)	—	(6,796)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	311,900	(6,813)	—	(6,813)
American Funds Inflation Linked Bond Fund — Page 6 of 12

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.2035%	Annual	SOFR	Annual	1/10/2026	USD100,572	$74	$—	$74
4.184%	Annual	SOFR	Annual	1/10/2026	100,572	58	—	58
4.2045%	Annual	SOFR	Annual	1/10/2026	26,456	20	—	20
4.27%	Annual	SOFR	Annual	2/16/2026	244,880	466	—	466
4.265%	Annual	SOFR	Annual	2/16/2026	121,528	226	—	226
4.3035%	Annual	SOFR	Annual	2/17/2026	72,950	162	—	162
4.2675%	Annual	SOFR	Annual	2/17/2026	70,420	132	—	132
4.2515%	Annual	SOFR	Annual	2/17/2026	72,242	125	—	125
4.3005%	Annual	SOFR	Annual	2/17/2026	50,589	111	—	111
4.288%	Annual	SOFR	Annual	2/17/2026	51,392	107	—	107
4.56%	Annual	SOFR	Annual	3/1/2026	713,000	3,530	—	3,530
4.568%	Annual	SOFR	Annual	3/1/2026	700,600	3,523	—	3,523
4.28066%	Annual	SOFR	Annual	3/31/2026	594,500	1,566	—	1,566
4.9005%	Annual	SOFR	Annual	4/17/2026	374,000	3,599	—	3,599
4.8755%	Annual	SOFR	Annual	4/18/2026	620,000	5,852	—	5,852
4.659%	Annual	SOFR	Annual	5/17/2026	1,503,500	11,635	—	11,635
SOFR	Annual	4.5265%	Annual	6/18/2026	250,000	(1,717)	—	(1,717)
SOFR	Annual	4.528%	Annual	6/18/2026	250,000	(1,721)	—	(1,721)
SOFR	Annual	4.5335%	Annual	6/18/2026	500,000	(3,477)	—	(3,477)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY3,447,100	276	(7)	283
3.53%	Annual	SOFR	Annual	1/23/2027	USD269,300	(1,581)	—	(1,581)
3.5405%	Annual	SOFR	Annual	1/23/2027	445,800	(2,533)	—	(2,533)
3.535%	Annual	SOFR	Annual	1/23/2027	483,000	(2,792)	—	(2,792)
SOFR	Annual	4.186%	Annual	2/18/2027	1,690,200	(10,990)	—	(10,990)
3.761%	Annual	SOFR	Annual	2/20/2027	310,800	(462)	—	(462)
3.7645%	Annual	SOFR	Annual	2/20/2027	620,900	(881)	—	(881)
SOFR	Annual	3.232%	Annual	3/30/2027	110,600	1,312	—	1,312
U.S. Urban CPI	At maturity	2.87%	At maturity	7/27/2027	1,000	10	—	10
2.5895%	Annual	SOFR	Annual	7/27/2027	1,000	(28)	—	(28)
U.S. EFFR	Annual	2.045%	Annual	11/2/2027	33,700	1,453	—	1,453
3.45%	Annual	SOFR	Annual	2/1/2028	192,300	(1,690)	—	(1,690)
3.47%	Annual	SOFR	Annual	2/2/2028	50,700	(418)	—	(418)
3.624%	Annual	SOFR	Annual	2/20/2028	550,200	111	—	111
3.616%	Annual	SOFR	Annual	2/20/2028	264,500	14	—	14
3.6475%	Annual	SOFR	Annual	2/27/2028	1,288,700	836	—	836
3.16%	Annual	SOFR	Annual	6/20/2028	78,500	(1,453)	—	(1,453)
SOFR	Annual	3.529%	Annual	1/29/2030	176,500	1,655	—	1,655
SOFR	Annual	3.5485%	Annual	1/29/2030	191,700	1,631	—	1,631
SOFR	Annual	3.528%	Annual	1/29/2030	144,300	1,360	—	1,360
Overnight MXN-F-TIIE	28-day	8.82%	28-day	3/22/2030	MXN727,650	(820)	—	(820)
3.18%	Annual	SOFR	Annual	4/17/2030	USD66,800	(1,738)	—	(1,738)
3.275%	Annual	SOFR	Annual	4/18/2030	66,800	(1,444)	—	(1,444)
3.353%	Annual	SOFR	Annual	4/19/2030	66,800	(1,203)	—	(1,203)
3.342%	Annual	SOFR	Annual	4/19/2030	66,800	(1,237)	—	(1,237)
3.344%	Annual	SOFR	Annual	4/20/2030	66,800	(1,233)	—	(1,233)
3.128%	Annual	SOFR	Annual	4/28/2030	66,700	(1,909)	—	(1,909)
3.285%	Annual	SOFR	Annual	5/1/2030	66,700	(1,422)	—	(1,422)
3.259%	Annual	SOFR	Annual	5/1/2030	66,800	(1,505)	—	(1,505)
American Funds Inflation Linked Bond Fund — Page 7 of 12

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.186%	Annual	SOFR	Annual	5/9/2030	USD66,800	$(1,741)	$—	$(1,741)
3.215%	Annual	SOFR	Annual	5/10/2030	66,700	(1,649)	—	(1,649)
3.29%	Annual	SOFR	Annual	5/19/2030	80,000	(1,706)	—	(1,706)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	118,200	18,344	—	18,344
SOFR	Annual	3.055%	Annual	4/6/2031	54,100	2,037	—	2,037
SOFR	Annual	3.2903%	Annual	1/12/2033	235,000	7,654	—	7,654
SOFR	Annual	3.4815%	Annual	2/17/2033	284,000	5,638	—	5,638
SOFR	Annual	3.501%	Annual	2/17/2033	284,000	5,258	—	5,258
3.2545%	Annual	SOFR	Annual	5/18/2033	346,000	(12,695)	—	(12,695)
SOFR	Annual	3.10%	Annual	6/20/2033	42,300	2,036	—	2,036
SOFR	Annual	4.061%	Annual	8/24/2033	140,000	(2,833)	—	(2,833)
SOFR	Annual	3.9519%	Annual	8/25/2033	140,000	(1,730)	—	(1,730)
SOFR	Annual	3.8275%	Annual	9/1/2033	114,700	(385)	—	(385)
SOFR	Annual	3.175%	Annual	2/1/2038	106,900	5,577	—	5,577
SOFR	Annual	2.99%	Annual	2/2/2038	32,000	2,109	—	2,109
3.616%	Annual	SOFR	Annual	8/5/2044	105,700	(3,900)	—	(3,900)
3.561%	Annual	SOFR	Annual	8/9/2044	90,500	(4,019)	—	(4,019)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	30,300	15,311	—	15,311
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	13,870	7,038	—	7,038
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	12,500	6,321	—	6,321
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR22,000	9,609	—	9,609
2.92%	Annual	SOFR	Annual	10/19/2050	USD20,500	(2,992)	—	(2,992)
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	EUR51,650	23,550	—	23,550
6-month EURIBOR	Semi-annual	0.071%	Annual	1/14/2051	51,920	23,183	—	23,183
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	56,080	25,078	—	25,078
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(8,943)	—	(8,943)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(9,114)	—	(9,114)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	32,325	(10,868)	—	(10,868)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD35,399	4,648	—	4,648
SOFR	Annual	3.02%	Annual	1/12/2053	35,400	4,613	—	4,613
SOFR	Annual	2.974%	Annual	4/17/2053	21,000	2,902	—	2,902
SOFR	Annual	3.044%	Annual	4/18/2053	21,100	2,663	—	2,663
SOFR	Annual	3.0875%	Annual	4/19/2053	21,100	2,505	—	2,505
SOFR	Annual	3.1035%	Annual	4/19/2053	21,200	2,459	—	2,459
SOFR	Annual	3.0895%	Annual	4/20/2053	21,100	2,498	—	2,498
SOFR	Annual	2.9405%	Annual	4/28/2053	21,200	3,052	—	3,052
SOFR	Annual	3.0535%	Annual	5/1/2053	42,300	5,269	—	5,269
SOFR	Annual	3.085%	Annual	5/9/2053	21,300	2,538	—	2,538
SOFR	Annual	3.1135%	Annual	5/10/2053	21,300	2,434	—	2,434
SOFR	Annual	3.1605%	Annual	5/19/2053	25,500	2,708	—	2,708
SOFR	Annual	3.6765%	Annual	2/20/2054	100,908	1,575	—	1,575
SOFR	Annual	3.6815%	Annual	2/20/2054	88,300	1,301	—	1,301
SOFR	Annual	3.7205%	Annual	2/21/2054	73,792	584	—	584
SOFR	Annual	3.678%	Annual	7/10/2054	50,000	729	—	729
SOFR	Annual	3.47875%	Annual	8/5/2054	80,500	3,982	—	3,982
SOFR	Annual	3.415%	Annual	8/9/2054	68,900	4,180	—	4,180
						$137,454	$(7)	$137,461
American Funds Inflation Linked Bond Fund — Page 8 of 12

unaudited
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2025 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD3,991,366	$(87,894)	$(90,018)	$2,124
Investments in affiliates10

	Value at 12/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2025 (000)	Dividend or interest income (000)
Short-term securities 2.20%
Money market investments 2.20%
Capital Group Central Cash Fund 4.37%[9]	$312,633	$579,698	$586,540	$(58)	$29	$305,762	$4,279

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $240,586,000, which represented 1.73% of the net assets of the fund.
[3]	Amount less than one thousand.
[4]	Step bond; coupon rate may change at a later date.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $363,432,000, which represented 2.62% of the net assets of the fund.

[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Value determined using significant unobservable inputs.
[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Rate represents the seven-day yield at 2/28/2025.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Inflation Linked Bond Fund — Page 9 of 12

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $6,632,633,000. The average month-end notional amount of futures contracts while held was $18,722,533,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $322,957,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $24,314,671,000 and $4,103,691,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Inflation Linked Bond Fund — Page 10 of 12

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,367,820	$—	$12,367,820
Corporate bonds, notes & loans	—	647,485	—	647,485
Bonds & notes of governments & government agencies outside the U.S.	—	207,146	—	207,146
Asset-backed obligations	—	141,034	17,780	158,814
Mortgage-backed obligations	—	84,591	—	84,591
Municipals	—	62,228	—	62,228
Short-term securities	305,762	—	—	305,762
Options purchased on futures (equity style)	2,231	—	—	2,231
Total	$307,993	$13,510,304	$17,780	$13,836,077

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$43,276	$—	$—	$43,276
Unrealized appreciation on open forward currency contracts	—	1,119	—	1,119
Unrealized appreciation on centrally cleared interest rate swaps	—	255,899	—	255,899
Unrealized appreciation on centrally cleared credit default swaps	—	2,124	—	2,124
Liabilities:
Unrealized depreciation on futures contracts	(29,877)	—	—	(29,877)
Unrealized depreciation on open forward currency contracts	—	(2,272)	—	(2,272)
Unrealized depreciation on centrally cleared interest rate swaps	—	(118,438)	—	(118,438)
Total	$13,399	$138,432	$—	$151,831
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate
GBP = British pounds
JPY = Japanese yen
MXN = Mexican pesos

Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
American Funds Inflation Linked Bond Fund — Page 11 of 12

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-060-0425
American Funds Inflation Linked Bond Fund — Page 12 of 12